Schedule I - Condensed Financial Information Of Registrant (Unconsolidated Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 21,521	$ 26,933	$ 19,067	$ 18,487
Deferred tax asset - current	0	61,782
Prepayments and other current assets	26,063	23,161
Total current assets	304,584	359,413
Other long-term assets	5,664	6,221
Other assets - net	6,181	6,743
TOTAL	4,217,169	3,652,522
Paid in capital	383,448	168,610
Accumulated deficit	(30,515)	(17,339)
Total common shareholder's deficit	352,933	151,271
Long-term debt	2,153,276	1,935,717
Total capitalization	2,565,993	2,146,772
Accrued interest	31,690	30,726
Total current liabilities	462,478	304,874
Total deferred credits and other long-term liabilities	1,188,698	1,200,876
TOTAL	4,217,169	3,652,522
Ipalco Enterprises, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	774	1,785	$ 2,790	$ 2,750
Deferred tax asset - current	0	20,231
Prepayments and other current assets	10,608	165
Total current assets	11,382	22,181
Investment in subsidiaries	1,127,098	930,554
Other long-term assets	3,316	3,178
Deferred tax asset - long term	22,702	282
Other assets - net	1,153,116	934,014
TOTAL	1,164,498	956,195
Paid in capital	383,448	168,610
Accumulated deficit	(30,515)	(17,339)
Total common shareholder's deficit	352,933	151,271
Long-term debt	797,771	794,090
Total capitalization	1,150,704	945,361
Accounts payable and accrued expenses	383	251
Accrued income taxes	2,857	0
Accrued interest	10,552	10,583
Total current liabilities	13,792	10,834
Total deferred credits and other long-term liabilities	2	0
TOTAL	$ 1,164,498	$ 956,195